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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08367

Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 5 of its series, Evergreen; California Municipal Bond Fund, Connecticut Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, for the quarter ended December 31, 2004. These 5 series have a March 31 fiscal year end.
Date of reporting period:	December 31, 2004

Item 1 — Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.9%
AIRPORT 0.4%
San Francisco, CA Intl. Arpt. RB, Ser. 15A, 5.50%, 05/01/2008, (Insd. by FSA)	$200,000	$217,350

EDUCATION 3.7%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016, (Insd. by AMBAC)	1,000,000	1,135,570
University of California RRB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	778,057

		1,913,627

GENERAL OBLIGATION — LOCAL 46.4%
California Southwestern Cmnty. College GO, Election 2000 Proj., 5.00%, 08/01/2018, (Insd. by FGIC)	1,000,000	1,089,730
Chaffey Cmnty. College Dist., CA GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	835,000	932,854
East Bay, CA Muni. Util. Dist. GO, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,078,370
East Bay, CA Regl. Park Dist. GO, 5.00%, 09/01/2016	2,500,000	2,669,600
Grossmont, CA Unified Sch. Dist. RRB:
5.00%, 08/01/2013	100,000	111,483
5.00%, 08/01/2015	250,000	274,632
Los Angeles, CA Cmnty. College Dist. GO, Ser. B:
5.00%, 08/01/2012, (Insd. by FSA)	200,000	223,024
5.00%, 08/01/2016, (Insd. by FSA)	1,000,000	1,090,220
5.00%, 08/01/2018, (Insd. by FSA)	800,000	865,464
Los Angeles, CA GO, Ser. A:
5.00%, 09/01/2014, (Insd. by MBIA)	2,000,000	2,214,160
5.00%, 09/01/2018, (Insd. by MBIA)	1,500,000	1,619,625
Los Angeles, CA Unified Sch. Dist. GO, Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	2,000,000	2,179,000
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,000,000	1,093,920
San Diego, CA Unified Sch. Dist. GO, Election of 1998 Proj.:
Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,692,105
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,121,150
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,626,720
Ser. C:
5.00%, 09/01/2014	685,000	765,460
5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	561,610
San Mateo, CA Union High Sch. Dist. GO, Election of 2000 Proj., Ser. A, 5.375%, 09/01/2017, (Insd. by FGIC)	500,000	570,600
San Rafael, CA City High Sch. GO, Election of 2002 Proj., Ser. B, 5.00%, 08/01/2016, (Insd. by FGIC)	910,000	992,100
Santa Rosa, CA High Sch. Dist. RB, 5.00%, 08/01/2019	730,000	785,867
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by MBIA)	700,000	752,682

		24,310,376

PORT AUTHORITY 2.8%
Long Beach, CA Harbor RB:
5.75%, 05/15/2007, (Insd. by MBIA)	100,000	103,097
Ser. A, 5.75%, 05/15/2013	400,000	445,864
Long Beach, CA Harbor RRB:
Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	513,819
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	315,000	342,745
Port Oakland, CA RB, Ser. M, 5.00%, 11/01/2011	50,000	55,762

		1,461,287

PRE-REFUNDED 1.0%
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. Spl. Obl. RB, Ser. A, 4.75%, 10/01/2011	500,000	547,725

RESOURCE RECOVERY 1.1%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A:
5.25%, 12/01/2012	275,000	306,958
6.00%, 12/01/2015	250,000	287,772

		594,730

[1]

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 10.3%
California Econ. Recovery GO, Ser. A:
5.00%, 07/01/2016	$2,200,000	$2,350,788
5.25%, 07/01/2014, (Insd. by FGIC)	1,000,000	1,136,070
Los Angeles, Cnty., CA Metro. Trans. RRB, Ser. B, 5.00%, 07/01/2019, (Insd. by MBIA)	250,000	268,985
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, 5.25%, 07/01/2017	1,500,000	1,628,520

		5,384,363

TRANSPORTATION 3.0%
California Infrastructure & Bank EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%, 07/01/2018, (Insd. by FSA)	1,435,000	1,581,270

UTILITY 2.8%
Contra Costa, CA Wtr. Dist. RRB, Ser. K, 5.50%, 10/01/2013, (Insd. by FSA)	250,000	281,735
Los Angeles, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 07/01/2016	700,000	762,650
Los Angeles, CA Wtr. & Pwr. RB, Ser. A-1, 5.25%, 07/01/2015	400,000	439,892

		1,484,277

WATER & SEWER 23.4%
California Dept. of Wtr. Resources RRB:
Central Valley Proj., Ser. Z, 5.00%, 12/01/2016, (Insd. by FGIC)	1,700,000	1,839,502
Wtr. Sys. Proj., Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	1,000,000	1,101,990
Contra Costa, CA Wtr. Dist. RRB:
Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	401,302
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,637,505
East Bay, CA Muni. Util. Wtr. Sys. RRB:
5.00%, 06/01/2018, (Insd. by FSA)	345,000	372,766
5.25%, 06/01/2014, (Insd. by MBIA)	400,000	443,228
5.25%, 06/01/2018, (Insd. by MBIA)	250,000	274,280
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%, 10/01/2017, (Insd. by FSA)	3,000,000	3,261,030
Los Angeles, CA Dept. of Wtr. & Pwr. Wtrwrks. RB, Ser. C, 5.25%, 07/01/2018, (Insd. by MBIA)	1,000,000	1,115,570
Metropolitan Wtr. Dist. Southern CA Wtrwrks. RRB, Ser. A, 5.375%, 07/01/2013	200,000	224,164
Oakland, CA Wtr. & Swr. Auth. RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	273,223
San Diego, CA Pub. Facs. Fin. Auth. Swr. RB, 6.00%, 05/15/2007, (Insd. by FGIC)	500,000	543,980
Santa Clara Valley, CA Wtr. Dist. COP, Ser. A, 5.00%, 02/01/2017, (Insd. by FGIC)	700,000	757,841

		12,246,381

Total Municipal Obligations (cost $47,890,338)		49,741,386

	Shares	Value

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,954,215)	1,954,215	1,954,215

Total Investments (cost $49,844,553) 98.7%		51,695,601
Other Assets and Liabilities 1.3%		706,360

Net Assets 100.0%		$52,401,961

[2]

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total long-term investments by geographic location as of December 31, 2004:

California	98.9%
Puerto Rico	1.1%

100.0%

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $49,844,553. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,851,048 and $0, respectively, with a net unrealized appreciation of $1,851,048.

[3]

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.3%
COMMUNITY DEVELOPMENT DISTRICT 2.6%
Connecticut Dev. Auth. RB, Mary Wade Home, Ser. A:
5.60%, 12/01/2007	$200,000	$214,054
5.70%, 12/01/2008	100,000	108,510
6.375%, 12/01/2018	1,000,000	1,093,310
Connecticut Dev. Auth. RRB, Ser. A, 5.00%, 10/15/2021, (Insd. by AMBAC)	530,000	567,667

		1,983,541

EDUCATION 7.0%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Kent Sch. Corp., Ser. B, 5.50%, 07/01/2015	1,000,000	1,027,180
Univ. of Hartford, Ser. E, 5.00%, 07/01/2013	1,000,000	1,087,260
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,582,005
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,700,168

		5,396,613

ELECTRIC REVENUE 3.6%
Connecticut Dev. Auth. PCRB, Light & Pwr. Facs., 5.85%, 09/01/2028	1,000,000	1,069,770
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,500,000	1,666,485

		2,736,255

GENERAL OBLIGATION — LOCAL 11.1%
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2022	1,000,000	1,089,520
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	744,586
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	1,275,000	1,352,150
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,083,490
Milford, CT GO, 5.20%, 01/15/2013	500,000	560,445
Montville, CT GO, 5.25%, 12/01/2008	300,000	330,981
New Haven, CT GO, Ser. C, 5.00%, 11/01/2019	1,000,000	1,073,850
Plainville, CT GO, 5.00%, 12/01/2017	500,000	542,615
Stamford, CT GO, 5.00%, 07/15/2017	200,000	217,448
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	736,467
6.00%, 02/01/2013	680,000	776,431

		8,507,983

GENERAL OBLIGATION — STATE 16.6%
Commonwealth of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	226,285
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,483,220
Connecticut GO:
Ser. A:
6.00%, 04/15/2013	3,000,000	3,483,690
6.25%, 05/15/2006	2,020,000	2,130,091
Ser. D, 5.125%, 11/15/2017	2,000,000	2,218,820
Ser. E, 5.125%, 11/15/2015	1,000,000	1,096,540
Ser. F, 5.25%, 10/15/2021	1,000,000	1,096,330

		12,734,976

HOSPITAL 13.5%
Connecticut Dev. Auth. RB, Elim Park Baptist Home, Inc. Proj., 5.75%, 12/01/2023	750,000	783,503
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children's Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,066,980
Eastern CT Hlth. Network, Ser. A, 6.375%, 07/01/2016	2,000,000	2,273,440
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	530,240
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	255,715
St. Francis Hosp. & Med. Ctr., 5.375%, 07/01/2013	1,000,000	1,111,560
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,058,130
Veteran's Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,060,110
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	1,000,000	1,064,000
Medical Univ. of SC Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,162,020

		10,365,698

[1]

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 9.2%
Connecticut HFA RB:
Group Home Mtge., 5.70%, 06/15/2020	$315,000	$341,422
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	590,926
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,061,360
Ser. F-1, 5.05%, 11/15/2021	1,000,000	1,033,920
Ser. G, 6.00%, 11/15/2027	425,000	439,314
Ser. G-2, 4.55%, 11/15/2018	500,000	509,255
Spl. Needs Mtge., 5.25%, 06/15/2022	2,000,000	2,118,920

		7,095,117

INDUSTRIAL DEVELOPMENT REVENUE 1.3%
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	1,000,000	1,018,290

MISCELLANEOUS REVENUE 0.3%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	264,853

RESOURCE RECOVERY 2.7%
Connecticut Resource Recovery Auth. RB, American Fuel Co., Ser. A-1, 5.50%, 11/15/2015	1,000,000	1,044,720
Eastern CT Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj., Ser. A,
5.50%, 01/01/2014	1,000,000	1,018,800

		2,063,520

SPECIAL TAX 15.6%
Connecticut Spl. Tax Obl. RB, Ser. A, Trans. Infrastructure,
5.00%, 07/01/2023	500,000	533,245
6.00%, 06/01/2006, (Insd. by FGIC)	1,000,000	1,052,510
Ser. B, Trans. Infrastructure, 6.50%, 10/01/2010	3,905,000	4,616,022
Ser. C:
Dev. Auth., 5.125%, 05/01/2015	375,000	418,140
Trans. Infrastructure, 6.00%, 10/01/2008	3,800,000	4,268,730
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,116,760

		12,005,407

STUDENT LOAN 3.4%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	625,000	639,131
Missouri Higher Ed. Loan Auth. RB, Student Loan Prog., 1.85%, 05/01/2039 VRDN	2,000,000	2,000,000

		2,639,131

TOBACCO REVENUE 0.6%
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.375%, 05/15/2033	470,000	447,976

TRANSPORTATION 5.6%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	2,000,000	2,173,260
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,093,020

		4,266,280

WATER & SEWER 4.2%
Commonwealth of Puerto Rico Aqueduct & Swr. Auth. RB, 5.20%, 07/01/2008, (Insd. by MBIA)	1,000,000	1,093,810
South Central, CT Regl. Wtr. Auth. RB:
5.00%, 08/01/2024	1,000,000	1,056,890
5.25%, 08/01/2014	1,000,000	1,116,490

		3,267,190

Total Municipal Obligations (cost $70,071,153)		74,792,830

[2]

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,198,505)	1,198,505	$1,198,505

Total Investments (cost $71,269,658) 98.9%		75,991,335
Other Assets and Liabilities 1.1%		856,490

Net Assets 100.0%		$76,847,825

VRDN
Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at December 31, 2004.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total long-term investments by geographic location as of December 31, 2004:

Connecticut	81.7%
Puerto Rico	10.8%
South Carolina	3.0%
Missouri	2.7%
New Mexico	1.4%
U.S. Virgin Islands	0.4%

100.0%

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $71,269,658. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,731,734 and $10,057, respectively, with a net unrealized appreciation of $4,721,677.

[1]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 2.8%
Port Auth. NY & NJ Spl. Obl. RB JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025	$5,000,000	$5,323,500
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,187,400

		7,510,900

CONTINUING CARE RETIREMENT COMMUNITY 4.6%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A,
6.90%, 07/01/2019	1,535,000	1,514,293
New Jersey EDA RB:
1st Mtge., Reformed Church, 5.375%, 12/01/2018	1,150,000	1,158,108
1st Mtge., The Evergreens:
5.875%, 10/01/2012	2,000,000	2,001,300
6.00%, 10/01/2017	680,000	701,780
6.00%, 10/01/2022	4,140,000	4,236,959
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	2,905,500

		12,517,940

EDUCATION 5.1%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,440,133
5.25%, 01/15/2022	1,000,000	1,087,320
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	586,425
New Jersey EDA RB, Rutgers State Univ. Civic Ctr., 6.125%, 07/01/2024, (Insd. by AMBAC)	55,000	56,273
New Jersey Edl. Facs. Auth. RB:
Ser. A:
5.125%, 09/01/2010	2,000,000	2,078,960
5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,278,385
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,099,440
5.25%, 07/01/2020	1,000,000	1,097,150
Princeton Univ., Ser. H, 5.25%, 07/01/2017	1,865,000	2,081,303

		13,805,389

ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,110,990

GENERAL OBLIGATION — LOCAL 6.7%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%, 08/01/2006, (Insd. by MBIA)	300,000	316,104
Bergen Cnty., NJ GO, 5.25%, 10/01/2010	1,000,000	1,043,440
Branchburg Township, NJ GO, 6.45%, 08/01/2005	160,000	163,923
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	544,885
Franklin Township, NJ GO, Sch. Dist., 6.20%, 04/01/2005	500,000	505,225
Freehold Township, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	1,455,000	1,525,437
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,840,857
5.60%, 03/01/2013	1,065,000	1,202,768
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	539,355
Hunterdon, NJ Central Regl. High Sch. Dist. GO, 5.65%, 05/01/2014, (Insd. by FSA)	1,000,000	1,031,970
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	267,068
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	476,180
Lenape, NJ Regl. High Sch. GO, 5.00%, 04/01/2021	2,415,000	2,580,065
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	358,728
Millburn Township, NJ Board of Ed. GO, 5.35%, 07/15/2011	960,000	1,086,701
North Brunswick Township, NJ Board of Ed. GO, 6.30%, 02/01/2012	150,000	150,537
Randolph Township, NJ GO, Sch. Dist., 6.30%, 03/15/2006, (Insd. by FSA)	500,000	524,655
South Brunswick Township, NJ Board of Ed. GO, 6.40%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,025,250
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,164,515
[1]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — LOCAL continued
Toms River, NJ Board of Ed. Sch. GO, Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	$1,095,000	$1,187,549
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	403,041
Washington Township, NJ Board of Ed. GO, 7.50%, 04/15/2009	130,000	155,243

		18,093,496

GENERAL OBLIGATION — STATE 5.0%
Commonwealth of Puerto Rico GO:
5.375%, 07/01/2021	1,000,000	1,090,770
6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,265,982
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	535,760
Ser. E, 6.00%, 07/15/2009	6,500,000	7,376,850
Ser. F, 5.50%, 08/01/2011	3,000,000	3,403,170

		13,672,532

HOSPITAL 16.1%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	529,625
Doctor's Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,400,000	2,417,616
New Jersey Hlth. Care Facs. Fin. Auth. RB:
1.99%, 07/01/2014, VRDN, (LOC: Commerce Bank)	5,000,000	5,000,000
AHS Hospital Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,557,591
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,375,150
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	4,030,785
Capital Hlth. Sys. Obl. Group, Ser. A, 5.75%, 07/01/2023	1,000,000	1,068,910
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	1,000,000	1,075,470
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	2,000,000	2,027,520
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,167,200
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	4,169,662
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,962,562
St. Joseph's Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,053,040
Wiley Mission Proj., 1.99%, 07/01/2029, VRDN, (LOC: Commerce Bank)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,900,000	3,174,021

		43,609,152

HOUSING 7.3%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,129,860
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,346,700
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,157,650
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,052,250
5.70%, 05/01/2020, (Insd. by FSA)	225,000	240,617
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	1,000,000	1,069,410
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	2,650,000	2,830,942
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,305,227
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,625,956

		19,758,612

INDUSTRIAL DEVELOPMENT REVENUE 4.5%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	4,000,000	4,186,080
New Jersey EDA RB, Ser. A, 2.85%, 06/01/2015	5,000,000	4,991,700
Ohio Wtr. Dev. Auth. Solid Wst. Disp. RB, North Star BHP Steel Cargill, 6.30%, 09/01/2020	3,000,000	3,114,540

		12,292,320

[2]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 6.5%
Burlington Cnty., NJ Bridge Commission RB Cnty. Gtd. Governmental Leasing Program:
5.00%, 12/01/2020	$905,000	$967,381
5.25%, 08/15/2020	1,000,000	1,078,660
5.25%, 08/15/2021	1,500,000	1,613,910
Camden Cnty., NJ Impt. Auth. Lease RB, Ser. A, 5.00%, 09/01/2016, (Insd. by FSA)	1,105,000	1,205,776
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,533,817
Mercer Cnty., NJ Impt. Auth. RB, Govt. Leasing, 5.40%, 12/01/2005	900,000	902,475
Monmouth Cnty., NJ Impt. Auth. RB, Govt. Loan, 5.25%, 12/01/2021	1,705,000	1,870,675
New Jersey EDA RB:
Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,241,911
Ser. A, 5.70%, 07/01/2012	2,430,000	2,692,634
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	529,540

New Jersey EDRB, 5.25%, 11/15/2018	1,745,000	1,918,680

		17,555,459

MISCELLANEOUS REVENUE 5.1%
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%, 07/01/2009,
(Insd. by AMBAC)	250,000	287,828
Garden State Preservation Trust RB Ser. A:
5.25%, 11/01/2018	4,085,000	4,499,954
5.50%, 11/01/2015, (Insd. by FSA)	5,000,000	5,788,800
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,378,350
New Jersey Env. Infrastructure Trust RB, Ser. B, 5.00%, 09/01/2015	1,705,000	1,822,798

		13,777,730

PORT AUTHORITY 14.9%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,051,560
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	837,240
Delaware River Port Auth., PA & NJ RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,623,100
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,049,140
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,832,237
Port Auth. NY & NJ RB:
6.75%, 10/01/2011	5,000,000	5,222,350
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,565,150
Ser. 1038, 8.36%, 11/15/2013, (Insd. by FGIC)	5,000,000	6,137,600
Ser. B, 6.00%, 07/15/2008	7,275,000	7,768,463
Port of Seattle, WA RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by MBIA)	2,000,000	2,270,720
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,117,652
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	51,159

		40,526,371

PRE-REFUNDED 1.8%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.625%, 10/01/2015, (Insd. by MBIA)	500,000	523,105
Essex Cnty., NJ Utilities Auth. Solid Wst. RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	250,000	264,973
5.60%, 04/01/2016, (Insd. by FSA)	250,000	265,280
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	57,264
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	57,735
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,642,157

		4,810,514

[3]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.7%
New Jersey Sports & Exposition Auth. RB, Ser. A:
5.25%, 09/01/2015	$1,445,000	$1,594,702
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,628,591
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,127,750

		7,351,043

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,180,390

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	565,000	567,345

TRANSPORTATION 7.9%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	2,300,000	2,679,293
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,442,320
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,145,710
New Jersey Hwy. Auth. RB, 5.15%, 01/01/2007	1,000,000	1,055,600
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	330,381
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	1,150,000	1,294,601
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.625%, 06/15/2013	1,200,000	1,367,700
5.625%, 06/15/2014	1,500,000	1,717,125
5.75%, 06/15/2015	1,300,000	1,506,193
6.00%, 12/15/2006, (Insd. by AMBAC)	3,000,000	3,209,970
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,172,629
New Jersey Turnpike. Auth. RB, Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	3,300,000	3,663,429

		21,584,951

UTILITY 1.1%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,948,006

WATER & SEWER 3.9%
Commonwealth of Puerto Rico, Aqueduct & Swr. Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,198,260
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	1,000,000	1,113,690
New Jersey Wstwtr. Treatment RB:
5.25%, 09/01/2012	1,000,000	1,065,360
Ser. A:
5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,091,470
7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	2,955,129
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,195,880
Stafford, NJ Muni. Utils. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	371,236
Stony Brook Regl. Swr. Auth. NJ RB, Ser. B, 5.45%, 12/01/2012	500,000	569,750

		10,560,775

Total Municipal Obligations (cost $248,650,294)		265,233,915

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund ø (cost $2,318,925)	2,318,925	2,318,925

Total Investments (cost $250,969,219) 98.7%		267,552,840
Other Assets and Liabilities 1.3%		3,654,076

Net Assets 100.0%		$271,206,916

[4]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
VRDN
Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at December 31, 2004.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IBC	Insured Bond Certification
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2004:

Summary of Abbreviations
New Jersey	85.1%
Puerto Rico	3.8%
Pennsylvania	2.5%
Texas	1.6%
U.S. Virgin Islands	1.2%
Ohio	1.2%
Maryland	1.1%
Washington	0.8%
Delaware	0.7%
Georgia	0.6%
Tennessee	0.4%
Non-state specific	1.0%

100.0%

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $250,969,219. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,611,795 and $28,174, respectively, with a net unrealized appreciation of $16,583,621.

[5]

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.0%
EDUCATION 7.1%
New York Dorm. Auth. RB:
Columbia Univ., Ser. B, 5.00%, 07/01/2018	$1,020,000	$1,115,992
Ser. A:
5.00%, 07/01/2017	2,605,000	2,820,433
5.375%, 07/01/2017	1,310,000	1,428,385
New York Dorm. Auth. RRB, Ser. A, 5.00%, 07/01/2019	1,635,000	1,778,455

		7,143,265

GENERAL OBLIGATION — LOCAL 26.3%
Commack, NY Union Free Sch. Dist. GO, 4.00%, 11/15/2016	660,000	672,395
Hempstead, NY GO, Ser. A, 5.00%, 02/01/2015	400,000	442,004
Liverpool, NY Sch. Dist. GO:
5.00%, 07/15/2013	985,000	1,083,313
5.125%, 07/15/2016	1,165,000	1,266,937
Nanuet, NY Sch. Dist. GO, 4.00%, 10/15/2016	1,555,000	1,581,482
Nassau Cnty., NY Interim Fin. Auth. GO, Ser. B, 5.00%, 11/15/2017	1,000,000	1,085,690
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	500,000	553,420
Ser. F, 6.50%, 05/15/2012, (Insd. by FSA)	1,000,000	1,144,760
Ser. H, 5.75%, 03/15/2013	5,000,000	5,683,450
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2014	1,645,000	1,803,825
5.00%, 05/01/2015	2,650,000	2,885,876
5.00%, 05/01/2016	1,250,000	1,353,475
5.00%, 07/15/2017	1,460,000	1,590,042
Orange Cnty., NY GO, 6.00%, 11/15/2008	470,000	530,856
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016	4,405,000	4,824,136

		26,501,661

HOUSING 5.1%
New York HFA Personal Income Tax EDRB, Ser. A, 5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,962,263
New York HFA RB, Ser. A, 5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,093,230
New York Mtge. Agcy. SFHRB:
Ser. 50, 5.80%, 10/01/2006	200,000	207,274
Ser. 53, 5.35%, 04/01/2007	240,000	250,754
Ser. 67, 5.30%, 10/01/2010	585,000	614,227
Ser. 77, 5.90%, 10/01/2013	610,000	627,696
Ser. 102, 4.70%, 10/01/2016	350,000	367,388

		5,122,832

INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Troy, NY IDA Civic Facs. RRB Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,303,204
5.50%, 09/01/2013	1,100,000	1,240,921
5.50%, 09/01/2015	620,000	697,525

		3,241,650

MISCELLANEOUS REVENUE 4.1%
Battery Park City Auth., NY RRB, Ser. A:
5.25%, 11/01/2014	2,000,000	2,249,640
5.25%, 11/01/2017	300,000	331,929
New York Urban Dev. Corp. RB, Personal Income Tax, Ser. A, 5.375%, 03/15/2016	1,360,000	1,550,346

		4,131,915

PORT AUTHORITY 2.3%
Port Auth. NY & NJ RB:
Ser. 122, 5.25%, 07/15/2007	1,185,000	1,262,321
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,068,810

		2,331,131

[1]

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 2.2%
New York Pwr. Auth. RB, Ser. A:
5.00%, 11/15/2017	$1,000,000	$1,076,010
5.25%, 11/15/2016	1,000,000	1,098,530

		2,174,540

PRE-REFUNDED 0.7%
Albany Cnty., NY Pub. Improvement GO, Ser. B, 5.60%, 03/15/2007	700,000	746,872

SALES TAX 13.9%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,636,785
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,547,108
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017	1,500,000	1,643,340
New York, NY Transitional Fin. Auth. RB:
Ser. A:
5.00%, 08/01/2015	800,000	870,824
5.00%, 08/01/2018	3,925,000	4,204,695
Ser. C:
5.25%, 02/15/2018	3,250,000	3,543,345
5.875%, 11/01/2015	465,000	527,487

		13,973,584

TRANSPORTATION 19.0%
Metropolitan Trans. Auth., NY RB, Ser. B:
5.25%, 11/15/2017, (Insd. by FGIC)	1,825,000	2,019,709
5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,679,901
New York Bridge Auth. RB, 5.00%, 01/01/2014	2,655,000	2,893,817
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	1,500,000	1,618,545
Personal Income Tax, Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,080,200
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	537,915
Ser. B:
5.00%, 04/01/2016, (Insd. by FSA)	1,325,000	1,438,579
5.00%, 04/01/2017, (Insd. by FSA)	2,000,000	2,161,140
Triborough, NY Bridge & Tunnel Auth. RRB:
Ser. A, 5.25%, 01/01/2015	2,235,000	2,465,764
Ser. B, 5.25%, 11/15/2018	2,065,000	2,268,258

		19,163,828

WATER & SEWER 12.1%
New York Env. Facs. Corp. RB:
5.00%, 06/15/2017	3,500,000	3,801,245
5.00%, 11/15/2017	1,250,000	1,367,288
New York Env. Facs. RB, Ser. B, 5.25%, 06/15/2016	2,065,000	2,269,022
New York, NY Muni. Wtr. Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,400,000	4,761,504

		12,199,059

Total Municipal Obligations (cost $92,752,263)		96,730,337

[2]

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Municipal Money Market Fund ø	529,453	$529,453
Evergreen New York Municipal Money Market Fund ø	2,097,759	2,097,759

Total Short-Term Investments (cost $2,627,212)		2,627,212

Total Investments (cost $95,379,475) 98.6%		99,357,549
Other Assets and Liabilities 1.4%		1,375,687

Net Assets 100.0%		$100,733,236

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $95,406,487. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,965,199 and $14,137, respectively, with a net unrealized appreciation of $3,951,062.

[3]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
AIRPORT 1.9%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$5,500,000	$6,135,910
Lehigh Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,300,870
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	4,119,075
Philadelphia, PA Auth. for Indl. Dev. Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,790,474
5.50%, 07/01/2017	1,250,000	1,371,025

		16,717,354

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,050,340
6.00%, 10/01/2034	1,400,000	1,464,582
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,384,780
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%, 11/15/2017	1,000,000	1,053,250
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	1,000,000	1,077,470

		11,030,422

EDUCATION 11.5%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	6,123,175
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,123,210
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 5.80%, 08/01/2025	2,000,000	2,075,320
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,071,400
Lancaster, PA Higher Ed. Auth. College RB, Franklin & Marshall College,
Ser. A, 5.25%, 04/15/2014	1,000,000	1,105,510
Lancaster, SC Edl. Assistance Program, Inc. RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%, 12/01/2029	1,500,000	1,478,910
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,746,882
5.375%, 05/01/2024	5,600,000	5,744,256
5.60%, 05/01/2021	1,500,000	1,590,885
5.70%, 05/01/2031	1,500,000	1,559,970
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Beaver College, 5.70%, 04/01/2027	1,560,000	1,653,475
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	1,000,000	1,119,970
5.50%, 01/15/2018	1,000,000	1,119,970
Pennsylvania Higher Ed. Assistance Agcy. Standard Loan RB FRN, 1.95%, 06/01/2039	12,000,000	12,000,000
Pennsylvania Higher Edl. Facs. Auth RRB, Widener Univ.:
5.25%, 07/15/2024	1,000,000	1,039,720
5.40%, 07/15/2036	250,000	256,910
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	2,450,000	2,665,421
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,155,740
Univ. of Pennsylvania, Ser. B:
5.55%, 09/01/2009	2,725,000	2,788,111
5.60%, 09/01/2010	2,145,000	2,195,386
5.85%, 09/01/2013	3,740,000	3,834,023
Pennsylvania Higher Edl. Facs. Auth. RB:
Drexel Univ., 5.20%, 05/01/2009	2,065,000	2,229,518
Lasalle Univ., 5.625%, 05/01/2017	1,000,000	1,051,100
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,712,888
Ser. N:
5.80%, 06/15/2024, (Insd. by MBIA)	3,500,000	3,680,215
5.875%, 06/15/2021, (Insd. by MBIA)	4,000,000	4,210,040
[1]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RB continued:
Temple Univ., Ser. A, 5.25%, 04/01/2016	$2,290,000	$2,475,765
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,415,885
5.50%, 01/01/2018	1,000,000	1,093,960
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Asset Assurance, Inc.)	3,000,000	3,214,350
5.50%, 01/01/2024, (Liq.: Radian Asset Assurance, Inc.)	1,000,000	1,075,840
5.85%, 01/01/2017	2,755,000	2,998,652
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,516,050
6.00%, 02/01/2017	2,690,000	3,072,921
Harrisburg Area Cmty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,393,131
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	515,000	539,329
6.00%, 10/01/2029	1,000,000	1,003,190
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Ser. B:
6.25%, 05/01/2005, (Insd. by MBIA)	1,135,000	1,150,913
6.25%, 05/01/2006, (Insd. by MBIA)	1,205,000	1,267,154
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,943,300
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,398,287
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	150,000	154,371

		104,045,103

ELECTRIC REVENUE 1.9%
Georgia Muni. Elec. Auth. Pwr. RRB, Ser. B, Sub-Proj. 1, 5.00%, 01/01/2026, (Insd. by AMBAC)	6,000,000	6,456,180
Indiana Cnty., PA IDA PCRRB, PA Elec. Co. Proj., 5.35%, 11/01/2010, (Insd. by MBIA)	9,600,000	10,812,864

		17,269,044

GENERAL OBLIGATION — LOCAL 8.9%
Abington, PA Sch. Dist. GO, Ser. AA, 5.625%, 05/15/2020	2,090,000	2,144,277
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,950,000	2,179,105
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,613,771
5.50%, 04/15/2018	1,000,000	1,121,790
5.50%, 04/15/2019	2,590,000	2,904,296
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,195,463
5.50%, 05/15/2018	2,000,000	2,237,580
5.50%, 05/15/2019	1,500,000	1,678,185
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,581,842
5.50%, 06/01/2016	2,000,000	2,238,180
Charleston Cnty., SC GO, Refunding, Capital Impt., 5.25%, 05/01/2019	1,765,000	1,969,228
Chester Cnty., PA GO:
5.50%, 11/15/2017	2,280,000	2,560,736
5.50%, 11/15/2018	2,405,000	2,701,128
5.50%, 11/15/2019	2,535,000	2,847,135
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,287,133
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,178,541
5.50%, 11/15/2016	1,110,000	1,239,348
5.50%, 11/15/2017	1,170,000	1,303,696
5.50%, 11/15/2018	1,240,000	1,381,695
[2]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — LOCAL continued
Georgetown Cnty., SC Dist. GO, 5.75%, 03/01/2014	$2,000,000	$2,262,580
Lansing, MI GO, Cmnty. College, 5.50%, 05/01/2017, (Insd. by FGIC)	1,105,000	1,235,954
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	951,093
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	3,545,000	3,981,496
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	1,525,000	1,695,465
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	895,081
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.50%, 09/01/2025	4,000,000	4,130,800
5.625%, 08/01/2018	2,500,000	2,777,200
5.625%, 08/01/2019	1,000,000	1,108,800
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,173,341
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	2,855,000	3,151,320
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	5,106,050
Springfield, PA Sch. Dist. GO, Delaware Cnty. Impt., Refunding:
5.50%, 03/15/2016	1,000,000	1,117,570
5.50%, 03/15/2018	2,585,000	2,953,156
Tredyffrin-Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	2,140,000	2,379,701
5.50%, 02/15/2017	1,520,000	1,686,972
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,176,758

		80,146,466

GENERAL OBLIGATION — STATE 7.8%
Pennsylvania GO:
Ser. 1:
6.00%, 01/15/2012	2,705,000	3,131,822
6.00%, 01/15/2014	3,105,000	3,594,938
6.00%, 01/15/2015	9,605,000	11,120,573
6.00%, 01/15/2016	9,805,000	11,352,131
Ser. 2:
5.50%, 05/01/2017	3,500,000	4,002,635
5.75%, 10/01/2014	11,725,000	13,411,876
5.75%, 10/01/2017	5,000,000	5,719,350
5.75%, 10/01/2018	1,000,000	1,143,870
6.00%, 07/01/2005	25,000	25,500
6.25%, 07/01/2010	5,000,000	5,823,800
6.25%, 07/01/2011	5,060,000	5,962,502
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,763,423

		70,052,420

HOSPITAL 18.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Presbyterian Univ. Hosp., Ser. A, 6.00%, 04/01/2005, (Insd. by MBIA)	1,000,000	1,009,880
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	9,150,380
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys., Ser. A, 4.75%, 07/01/2008	2,550,000	2,515,702
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	1,000,000	1,069,720
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,436,755
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,094,630
Bucks Cnty., PA St. Mary's Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 12/01/2018	5,000,000	5,447,050
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.:
5.00%, 12/01/2011	935,000	1,001,067
5.00%, 12/01/2026	2,500,000	2,496,925
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd. by MBIA)	1,000,000	1,070,160
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys., Ser. A, 5.50%, 08/15/2010	1,685,000	1,826,692
Horizon Hosp. Sys. Auth., PA Hosp. RB, Horizon Hosp. Sys., Inc., 6.35%, 05/15/2026	3,650,000	3,803,628
[3]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	$705,000	$787,316
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,022,742
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	2,000,000	2,020,020
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A:
5.875%, 07/01/2015, (Insd. by MBIA)	2,245,000	2,326,987
7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	3,110,300
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 11/01/2032	6,500,000	6,772,675
Maryland Hlth. & Higher Edl. Facs. RB, Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	250,000	273,398
Medical Univ. of SC Hosp. Auth. Facs. RRB, Ser. A:
5.00%, 08/15/2031, (Insd. by MBIA)	4,500,000	4,561,515
6.00%, 08/15/2013	1,605,000	1,865,042
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,091,363
Hlth. Sys., Catholic Hlth. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,636,583
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,583,656
5.625%, 07/01/2032	1,000,000	1,035,850
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,262,980
Ser. B, 5.875%, 11/15/2021	3,550,000	3,779,259
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A:
5.60%, 01/01/2010	2,525,000	2,623,147
5.70%, 01/01/2011	1,100,000	1,143,835
6.00%, 01/01/2007	1,000,000	1,043,190
Ser. B:
5.50%, 01/01/2009	1,520,000	1,572,227
5.70%, 01/01/2011	4,460,000	4,637,731
5.75%, 01/01/2017	4,000,000	4,163,360
UPMC Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,497,257
6.25%, 01/15/2017	4,000,000	4,523,800
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,628,508
5.125%, 05/15/2012	3,555,000	3,768,371
5.125%, 05/15/2018	8,850,000	9,428,348
5.25%, 05/15/2013	3,045,000	3,279,922
5.25%, 05/15/2014	7,390,000	7,792,459
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children's Hosp. Proj., Ser. A, 5.20%, 02/15/2005	1,470,000	1,475,571
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,362,255
Puerto Rico Pub. Bldgs. Auth. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	2,003,166
South Central, PA Gen. Auth. RB, Wellspan Hlth. Obl., 5.375%, 05/15/2028	9,000,000	9,317,610
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,559,773
6.25%, 06/01/2022	1,750,000	1,924,755

		165,797,560

HOUSING 2.6%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	805,000	851,175
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	1,135,000	1,184,758
Ser. Y, 6.60%, 11/01/2014, (Insd. by GNMA)	570,000	581,542
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	972,060
[4]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 57-B, 5.625%, 10/01/2011, (Insd. by FHA)	$1,500,000	$1,581,630
Ser. 65-A, 5.20%, 10/01/2018	5,000,000	5,173,550
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,564,678
Ser. 70-A, 5.80%, 10/01/2021	1,000,000	1,045,650
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,447,138
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,901,709

		23,303,890

INDUSTRIAL DEVELOPMENT REVENUE 2.5%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	1,000,000	1,012,690
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	3,400,000	3,536,476
Pennsylvania EDFA Solid Wst. Disp. RB, Waste Management, Inc. Proj., Ser. A, 4.70%, 11/01/2021	7,500,000	7,530,675
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,995,054
Westmoreland Cnty., PA IDA RB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,308,640

		22,383,535

LEASE 2.6%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,896,799
5.25%, 12/01/2024	8,485,000	8,871,746
Pennyslvania EDFA RB, 30th Street Station Garage Proj., 5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	3,014,347
Philadelphia, PA Auth. for Indl. Dev. Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,496,800
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,485,436
York Cnty., PA Sch. Tech. Auth. Lease RB, 5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,346,455

		23,111,583

MISCELLANEOUS REVENUE 6.9%
Center City Dist., PA Business Impt. Spl. Assmt. RB:
5.45%, 12/01/2006, (Insd. by AMBAC)	1,085,000	1,137,698
5.55%, 12/01/2007, (Insd. by AMBAC)	1,145,000	1,201,895
5.60%, 12/01/2008, (Insd. by AMBAC)	1,210,000	1,270,669
Dauphin Cnty., PA Gen. Auth. RB:
Forum Place Office & Parking, Ser. A, 6.00%, 01/15/2025 •	9,000,000	4,243,140
Office & Parking-Riverfront Office, 6.00%, 01/01/2025	4,000,000	3,642,000
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,293,260
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,464,794
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,555,020
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,749,478
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,428,770
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	281,617
6.00%, 01/01/2005, (Insd. by AMBAC)	7,595,000	7,595,000
7.00%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,093,620
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia Funding Program:
5.25%, 06/15/2011, (Insd. by FGIC)	2,000,000	2,188,000
5.50%, 06/15/2016, (Insd. by FGIC)	500,000	521,890
5.60%, 06/15/2012, (Insd. by FGIC)	3,665,000	3,834,140
5.625%, 06/15/2013, (Insd. by FGIC)	3,000,000	3,139,530
Pennsylvania Pub. Sch. Bldg. Auth. RRB, Montgomery Cnty. Cmnty. College, Ser. B, 5.60%, 11/01/2005	1,260,000	1,297,082
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,116,790
5.50%, 04/15/2017	1,000,000	1,116,790
5.50%, 04/15/2020	925,000	1,033,031
5.50%, 04/15/2022	500,000	556,400
[5]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	$1,000,000	$1,171,470
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,412,320
South Central, PA Gen. Auth. RB, Ser. A, 4.50%, 06/01/2030, (Insd. by AMBAC)	3,000,000	3,197,280

		62,541,684

PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,231,900
5.50%, 03/01/2017	3,750,000	4,184,812
Delaware River Port Auth., PA & NJ RB, 5.40%, 01/01/2016, (Insd. by FGIC)	865,000	907,506
Delaware River Port Auth., PA & NJ RRB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,822,266

		11,146,484

PRE-REFUNDED 14.6%
Abington, PA Sch. Dist. GO, Ser. A:
5.625%, 05/15/2020	2,000,000	2,061,440
5.75%, 05/15/2025	2,000,000	2,063,600
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009, (Insd. by AMBAC)	1,865,000	1,987,922
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,608,150
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,601,896
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,122,200
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,453,380
Allegheny Cnty., PA Port Auth. Trans. RB:
6.25%, 03/01/2017	5,000,000	5,763,950
6.375%, 03/01/2014	5,500,000	6,367,350
6.375%, 03/01/2015	4,750,000	5,499,075
Allentown, PA GO, Refunding, 5.65%, 07/15/2010	170,000	191,389
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	2,880,000	3,288,499
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010, (Insd. by FGIC)	1,105,000	1,133,277
5.75%, 10/01/2015, (Insd. by FGIC)	2,000,000	2,054,880
Cambria Cnty., PA GO:
5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,618,414
Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	775,000	793,305
Chester Cnty., PA GO, Refunding, Ser. B, 5.625%, 11/15/2016	4,290,000	4,421,789
Crawford Cnty., PA Central Sch. Dist. GO:
5.55%, 02/15/2008, (Insd. by FGIC)	1,500,000	1,506,510
5.65%, 02/15/2009, (Insd. by FGIC)	2,085,000	2,094,299
Delaware Cnty., PA GO:
5.50%, 10/01/2015	2,695,000	2,763,236
5.55%, 10/01/2010	1,750,000	1,850,030
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	15,000	16,732
Hempfield, PA Lancaster Cnty. Sch. Dist. GO, 7.10%, 10/15/2005	155,000	155,611
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	875,000	993,816
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,715,043
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	2,106,890
Neshaminy, PA Wtr. Resources Auth. RB, 5.40%, 03/01/2013	1,385,000	1,512,614
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,815,918
5.75%, 10/01/2017	3,270,000	3,806,443
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	1,030,000	1,184,943
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,253,969
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,342,722
[6]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	$1,535,000	$1,595,049
5.65%, 09/01/2011	2,125,000	2,209,341
5.70%, 09/01/2012	2,250,000	2,340,585
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	10,450,155
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 05/01/2013, (Insd. by MBIA)	1,610,000	1,873,509
Ser. M, 5.625%, 06/15/2019, (Insd. by AMBAC)	5,260,000	5,345,948
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RB, Philadelphia Funding Program, 6.75%, 06/15/2021, (Insd. by FGIC)	1,650,000	1,685,327
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Sub. Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	355,000	391,480
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	525,450
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, Ser. A:
5.40%, 09/01/2012, (Insd. by FGIC)	2,845,000	2,908,074
5.50%, 09/01/2013, (Insd. by FGIC)	2,715,000	2,776,983
Pittsburgh, PA Wtr. & Swr. Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	1,000,000	1,204,440
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	850,000	875,934
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019	8,245,000	9,687,545
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	2,295,000	2,487,436
Seneca Valley, PA Sch. Dist. GO, 5.85%, 02/15/2015, (Insd. by FGIC)	105,000	107,469
Southeastern, PA Trans. Auth. Spl. RB, Ser. A:
5.625%, 03/01/2007, (Insd. by FGIC)	3,275,000	3,327,433
5.75%, 03/01/2008, (Insd. by FGIC)	1,290,000	1,310,911
Sto-Rox Sch. Dist., PA GO, 5.80%, 06/15/2030	1,500,000	1,729,950
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	2,405,000	2,469,214
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (INSD. BY FGIC)	1,000,000	1,054,360
Ser. A, 5.80%, 08/01/2024, (Insd. by FGIC)	2,500,000	2,639,675

		132,145,560

PUBLIC FACILITIES 0.4%
Pennsylvania EDFA RB, 30th Street Station Garage Proj., Class A, 5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,760,488

RESOURCE RECOVERY 2.9%
Harrisburg, PA Auth. Resources Recovery Facs. RB, Ser. D-1, 4.00%, 12/01/2033, (Insd. by FSA)	11,200,000	11,679,024
Pennsylvania EDFA RB, Colver Proj., Ser. D:
7.05%, 12/01/2010	1,750,000	1,790,880
7.125%, 12/01/2015	6,700,000	6,856,914
7.15%, 12/01/2018	5,800,000	5,937,924

		26,264,742

SALES TAX 1.4%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	12,295,000	13,024,093

SPECIAL TAX 1.4%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,219,160
Ser. B, 6.40%, 12/15/2018	4,030,000	4,441,422
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,077,870
5.50%, 10/01/2013	1,000,000	1,060,130
5.50%, 10/01/2018	500,000	521,975
5.50%, 10/01/2022	1,000,000	1,039,730
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.625%, 10/01/2025	2,250,000	2,337,165

		12,697,452

[7]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 2.0%
Badger Tobacco Asset Securitization Corp., WI RB, 6.125%, 06/01/2027	$4,955,000	$4,939,739
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	13,470,000	13,319,809

		18,259,548

TRANSPORTATION 3.4%
Allegheny Cnty., PA Port Auth. RB, Trans., 5.50%, 03/01/2015	1,000,000	1,119,300
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,388,658
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	165,000	180,663
Pennsylvania Turnpike Commission RB:
5.375%, 07/15/2019, (Insd. by AMBAC)	2,965,000	3,279,735
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,188,640
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	7,203,453
5.625%, 06/01/2014	6,080,000	6,903,558
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	4,875,000	5,311,751
Southeastern, PA Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,748,700

		30,324,458

WATER & SEWER 5.2%
ALLEGHENY CNTY., PA SANITATION AUTH. SWR. RB:
5.50%, 12/01/2020	3,865,000	4,312,838
5.50%, 12/01/2030	5,375,000	5,861,921
5.75%, 12/01/2014	2,390,000	2,729,762
Allegheny Cnty., PA Sanitation Auth. Swr. RRB, 5.375%, 12/01/2018	2,080,000	2,312,274
Delaware Cnty., PA Regl. Wtr. Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,859,380
North Pennsylvania Wtr. Auth. RB, 5.75%, 11/01/2018, (Insd. by FGIC)	3,705,000	3,808,851
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	4,530,000	4,640,396
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,927,975
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,289,286
Philadelphia, PA Wtr. & Wstwtr. RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,754,200
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, 5.50%, 12/01/2015, (Insd. by AMBAC)	3,100,000	3,479,874
University of Pittsburgh, PA RB, Area Joint Swr. Auth., 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,931,166
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	1,835,000	1,950,495
5.25%, 07/01/2009	1,370,000	1,456,735

		47,315,153

Total Municipal Obligations (cost $841,635,930)		891,337,039

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,198,834)	3,198,834	3,198,834

Total Investments (cost $844,834,764) 99.0%		894,535,873
Other Assets and Liabilities 1.0%		8,855,874

Net Assets 100.0%		$903,391,747

[8]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)

•	Security which has defaulted on payment of interest and/or principal.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total long-term investments by geographic location as of December 31, 2004:

Pennsylvania	89.0%
South Carolina	3.5%
Puerto Rico	2.5%
District of Columbia	1.5%
Georgia	1.1%
U.S. Virgin Islands	1.1%
Wisconsin	0.6%
New Jersey	0.4%
Virginia	0.2%
Michigan	0.1%

100.0%

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $844,834,764. The gross unrealized appreciation and depreciation on securities based on tax cost was $55,145,195 and $5,444,086, respectively, with a net unrealized appreciation of $49,701,109.

[9]

Item 2 – Controls and Procedures

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: 2/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: 2/28/05

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: 2/28/05